Long-term investments - Schedule of Long-Term Investments (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,344,207	$ 1,848,456
Equity-method investees	381,802	433,850
Other	27,600	30,508
Long-term investments	462,325	495,826
Notes Receivable | Development loans
Schedule of Equity Method Investments [Line Items]
Development loans receivable from equity-method investees	52,923	31,468
Atlantica
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	1,268,140	1,750,914
Atlantica Yield Energy Solutions Canada Inc.
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	74,083	95,246
Other
Schedule of Equity Method Investments [Line Items]
Investments carried at fair value	$ 1,984	$ 2,296